Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Item State Market	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Number of advertising displays			143,000
Number of states in which the company operates			44
Number of states in which the company operates logo sign business			21
Number of markets in which entity operates with transit advertising business			60
Anti-dilutive shares			0	465,820	2,580,092
Non-cash compensation expense	$ 10,902	$ 7,338	$ 11,650	$ 17,839	$ 12,462
LAMAR MEDIA CORP
Significant Accounting Policies [Line Items]
Number of advertising displays			143,000
Number of states in which the company operates			44
Number of states in which the company operates logo sign business			21
Non-cash compensation expense	10,902	7,338	11,650	17,839	12,462
Stock Options
Significant Accounting Policies [Line Items]
Non-cash compensation expense			7,875
Performance-based stock incentive program
Significant Accounting Policies [Line Items]
Non-cash compensation expense			3,535
Stock Awards To Directors
Significant Accounting Policies [Line Items]
Non-cash compensation expense			$ 240
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of Intangible assets			3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of Intangible assets			15 years